TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET	8. TRADE ACCOUNTS RECEIVABLE, NET Trade accounts receivable are presented net of allowance for doubtful accounts amounting to $1.9 million (2010: $0.2 million).